Earnings/(losses) per share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share
Schedule of Earnings Per Share, Basic and Diluted
	For the Year Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net income/(losses) attributable to Jumei International Holding Limited	122,916	142,224	(36,978)
Numerator for basic and diluted income/(losses) per share attributable to Jumei’s ordinary shareholders	122,916	142,224	(36,978)

Denominator:
Weighted average number of ordinary shares – basic	145,901,672	149,477,388	149,790,335
Dilutive effect of share options	3,848,667	573,230	-
Dilutive effect of RSUs	8,486	18,587	-
Weighted average number of ordinary shares – diluted	149,758,825	150,069,205	149,790,335

Net income/(losses) per share attributable to Jumei’s ordinary shareholders
- Basic	0.84	0.95	(0.25)
- Diluted	0.82	0.95	(0.25)